REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 3,696
2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,350
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	983
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	186
Thereafter
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 177